LEASES - Components of lease expense (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
LEASES
Operating lease right of use assets	$ 274,410	$ 312,041	$ 458,894
Current portion of operating lease liability	159,382	156,797	146,515
Operating lease liability, net of current portion	126,082	167,290	324,107
Total operating lease liabilities	$ 285,464	$ 324,087	$ 470,622